PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
PROPERTY AND EQUIPMENT [Text Block]

6. PROPERTY AND EQUIPMENT

During the year ended December 31, 2017 depreciation of $10,722 (2016 - $21,711 ; 2015 - $34,633) has been included in exploration expenditures.

	Computer	Field	Office	Vehicles	Building	Land	Total
Cost
As at December 31, 2014	$91,713	$146,041	$6,635	$197,200	$572,443	$414,526	$1,428,558
Additions	7,981	10,224	1,170	16,105	6,065	-	41,545
Disposals and derecognition	-	(2,152)	(3,059)	(165,888)	-	-	(171,099)
As at December 31, 2015	99,694	154,113	4,746	47,417	578,508	414,526	1,299,004
Additions	10,549	6,450	-	-	-	-	16,999
Disposals and derecognition	-	(79,630)	(2,365)	(47,417)	-	-	(129,412)
As at December 31, 2016	110,243	80,933	2,381	-	578,508	414,526	1,186,591
Additions	-	-	-	-	20,447	4,337	24,784
Disposals and derecognition	-	(20,756)	-	-	-	-	(20,756)
As at December 31, 2017	$110,243	$60,177	$2,381	$-	$598,955	$418,863	$1,190,619

Accumulated depreciation
As at December 31, 2014	$91,713	$106,850	$3,958	$157,625	$317,183	$-	$677,329
Additions	7,981	8,161	1,832	15,595	117,213	-	150,782
Disposals and derecognition	-	(1,680)	(1,656)	(140,231)	-	-	(143,567)
As at December 31, 2015	99,694	113,331	4,134	32,989	434,396	-	684,544
Additions	7,438	12,601	-	671	115,490	-	136,200
Disposals and derecognition	-	(70,444)	(1,753)	(33,660)	-	-	(105,857)
As at December 31, 2016	107,132	55,488	2,381	-	549,886	-	714,887
Additions	3,111	7,104	-	-	29,129	-	39,344
Disposals and derecognition	-	(13,890)	-	-	-	-	(13,890)
As at December 31, 2017	$110,243	$48,702	$2,381	$-	$579,015	$-	$740,341

Net book value
As at December 31, 2016	$3,111	$25,445	$-	$-	$28,622	$414,526	$471,704
As at December 31, 2017	$-	$11,475	$-	$-	$19,940	$418,863	$450,278

During the year ended December 31, 2017, the Company sold fully amortized equipment to an associated entity and recorded a gain on sale of $29,766 and a corresponding receivable due from the investment in the associated entity. The sale value of the equipment was determined to be market value. Included in gain (loss) on acquisition and sale of exploration and evaluation assets was field equipment in Australia with a book value of $6,866.

During the year ended December 31, 2016, the Company sold certain foreign operations for a gain of $6,834,999. Included in this gain was property and equipment with a net book value of $23,555.

During the year ended December 31, 2015, the Company acquired and sold certain exploration and evaluation assets for a net gain of $5,393,305. Included in this gain was the acquisition of property and equipment with a net book value of $7,013. Also, during the year ended December 31, 2015 the Company sold property and equipment with a net book value of $21,041 for total proceeds of $36,933 for a net gain of $15,892, and included in exploration and evaluation expenditures is a loss on disposal of property and equipment with a net book value of $6,490.